Risk Administration (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Other financial liabilities no derivative	$ 1,762,402,214	$ 689,305,135
Hedgin derivative	21,277,398	9,493,320
Total	1,783,679,612	698,798,455
Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	246,955,750	205,140,483
Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	1,451,453,656	426,412,506
Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	11,912,090	11,980,948
Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	52,080,718	45,771,198
Derivatives not designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	3,753,264	411,954
Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	17,524,134	9,081,366
0 to 3 months
Statement [Line Items]
Other financial liabilities no derivative	52,511,963	11,628,369
Hedgin derivative	6,011,474	1,211,165
Total	58,523,437	12,839,534
0 to 3 months | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	32,305,088	4,505,654
0 to 3 months | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	17,366,393	5,163,114
0 to 3 months | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	0	0
0 to 3 months | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	2,840,482	1,959,601
0 to 3 months | Derivatives not designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	3,753,264	411,954
0 to 3 months | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	2,258,210	799,211
3 months to 1 year
Statement [Line Items]
Other financial liabilities no derivative	161,787,778	99,881,647
Hedgin derivative	3,319,743	4,245,323
Total	165,107,521	104,126,970
3 months to 1 year | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	108,934,345	74,860,895
3 months to 1 year | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	33,370,503	7,667,710
3 months to 1 year | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	11,912,090	11,980,948
3 months to 1 year | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	7,570,840	5,372,094
3 months to 1 year | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	3,319,743	4,245,323
Over 1 year to 3 years
Statement [Line Items]
Other financial liabilities no derivative	210,995,500	182,782,306
Hedgin derivative	5,980,373	883,649
Total	216,975,873	183,665,955
Over 1 year to 3 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	21,298,955	112,655,890
Over 1 year to 3 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	178,617,720	59,816,383
Over 1 year to 3 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	0	0
Over 1 year to 3 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	11,078,825	10,310,033
Over 1 year to 3 years | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	5,980,373	883,649
Over 3 years to 5 years
Statement [Line Items]
Other financial liabilities no derivative	183,136,064	130,600,053
Hedgin derivative	5,965,808	3,153,183
Total	189,101,872	133,753,236
Over 3 years to 5 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	68,848,369	10,390,245
Over 3 years to 5 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	109,662,435	116,282,352
Over 3 years to 5 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	0	0
Over 3 years to 5 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	4,625,260	3,927,456
Over 3 years to 5 years | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	5,965,808	3,153,183
Over 5 years
Statement [Line Items]
Other financial liabilities no derivative	1,153,970,909	264,412,760
Hedgin derivative	0	0
Total	1,153,970,909	264,412,760
Over 5 years | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	15,568,993	2,727,799
Over 5 years | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	1,112,436,605	237,482,947
Over 5 years | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	0	0
Over 5 years | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	25,965,311	24,202,014
Book value
Statement [Line Items]
Other financial liabilities no derivative	1,384,470,358	585,632,176
Hedgin derivative	17,542,760	9,225,410
Total	1,402,013,118	594,857,586
Book value | Bank borrowings [Member]
Statement [Line Items]
Other financial liabilities no derivative	219,577,086	190,661,800
Book value | Bond payable [Member]
Statement [Line Items]
Other financial liabilities no derivative	1,112,554,014	347,828,044
Book value | Deposits for return of bottles and containers [Member]
Statement [Line Items]
Other financial liabilities no derivative	11,912,090	11,980,948
Book value | Lease liabilities [member]
Statement [Line Items]
Other financial liabilities no derivative	40,427,168	35,161,384
Book value | Derivatives not designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	3,753,264	411,954
Book value | Derivatives designated as hedges [Member]
Statement [Line Items]
Hedgin derivative	$ 13,789,496	$ 8,813,456